Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	5.1. Equity
Shares and share capital
Share capital
Nokia Corporation has one class of shares. Each share entitles the holder to one vote at general meetings. The shares have no par value nor is there a minimum or maximum share capital or number of shares under the Articles of Association of Nokia
Corporation. The share capital amounted to
EUR 245 896 461.96 at 31 December 2025 and 2024, and
consisted of 5 742 239 696 (5 605 850 345 in 2024) issued and fully paid shares.
In 2025, Nokia Corporation issued 166 389 351 new shares at
the subscription price of USD 6.01 per share, corresponding to
EUR 5.16 per share, in a directed share issue to NVIDIA
Corporation. The total proceeds of USD 1 000 million (EUR 850 million, net of the share issuance costs) were recognized in the reserve for invested unrestricted equity. Nokia will use the proceeds from the issuance to accelerate its strategic plans to advance trusted connectivity for the AI supercycle and other general corporate purposes.
In addition, Nokia Corporation issued in a directed share issue
120 000 000 (150 000 000 in 2024) new shares to itself without consideration and canceled 150 000 000 (157 646 220 in 2024
related to the share buyback program announced in January
2024) shares it had repurchased under the share buyback
program announced in November 2024.
Share premium
Share premium reserve includes the Parent Company’s share
premium account and the equity impact of employee services
related to equity-settled share-based compensation plans.
Treasury shares
At 31 December 2025, the number of Nokia shares held by the
Group companies was 159 705 525 (232 700 997 in 2024)
representing 2.8% (4.2% in 2024) of the share capital and total voting rights.
In 2025, Nokia repurchased 130 813 954 shares under its share buyback program announced in November 2024 (176 832 266
shares in 2024 under the share buyback programs announced in
January and November 2024). The shares repurchased under
the November 2024 program were canceled in April 2025.
On 28 February 2025, Nokia completed the acquisition of
Infinera. The aggregated consideration transferred included
127 434 986 Nokia shares held by Nokia Corporation. Refer to
Note 6.2. Acquisitions for more information.
Additionally in 2025, Nokia Corporation transferred without
consideration 46 374 440 (24 380 761 in 2024) shares held by the Company to employees, including certain members of the
Group Leadership Team, as settlement of the Group’s equity-
based incentive plans and the employee share purchase plan.
Number of shares outstanding at the beginning and at the end of the period

Number of shares 000s	2025	2024	2023
1 January	5 373 149	5 525 601	5 587 016
Settlement of share-based payments	46 375	24 380	16 886
Shares issued as consideration for business combinations	127 435	—	—
Directed share issue	166 389	—	—
Acquisition of treasury shares	(130 814)	(176 832)	(78 301)
31 December	5 582 534	5 373 149	5 525 601
Nature and purpose of other equity reserves
Translation differences
Translation differences consist of foreign exchange differences arising from translation of foreign operations into euro, the presentation currency of the consolidated financial statements, as well as gains and losses related to hedging of net
investments in foreign operations.
Fair value and other reserves
Pension remeasurements
Pension remeasurements reserve includes actuarial gains and
losses as well as return on plan assets and changes in the effect of the asset ceiling, excluding amounts recognized in net
interest, related to Nokia’s defined benefit plans.
Hedging reserve
Hedging reserve includes the change in fair value that reflects the change in spot exchange rates for certain foreign exchange forward contracts and foreign exchange options, as well as the part of cross-currency swaps that is designated as a cash flow hedge to the extent that the hedges are effective.
Cost of hedging reserve
Cost of hedging reserve includes the forward element of foreign exchange forward contracts and the time value of foreign
exchange options related to cash flow hedging of forecast
foreign currency sale and purchase transactions. Additionally, cost of hedging reserve includes the difference between the
change in fair value of the forward element of foreign exchange forward contracts and the time value of option contracts and the amortization of the forward element of foreign exchange
forward contracts and time value of option contracts related to net investment hedging. Cost of hedging reserve also includes changes in fair value from foreign currency basis spread related to fair value hedging of foreign currency denominated bonds.
Fair value reserve
Fair value reserve includes the changes in fair value of financial instruments that are managed in a portfolio with a business
model of holding financial instruments to collect contractual cash flows including principal and interest, as well as selling financial instruments. The fair value changes recorded in fair value reserve for these instruments are reduced by amounts of loss allowances.
Reserve for invested unrestricted equity
The reserve for invested unrestricted equity includes that part of the subscription price of issued shares that according to the share issue decision is not to be recorded to the share capital as well as other equity inputs that are not recorded to some other reserve. The amount received for treasury shares is recorded to the reserve for invested unrestricted equity, unless it is
provided in the share issue decision that it is to be recorded in full or in part to the share capital. The Nokia shares repurchased under the 2022, January 2024 and November 2024 share
buyback programs were funded using funds in the reserve for
invested unrestricted equity.
Changes in other comprehensive income by component of equity

		Fair value and other reserves
EURm	Translation differences(1)	Pension remeasurements	Hedging reserve	Cost of hedging reserve	Fair value reserve
1 January 2023	169	3 893	78	(18)	(48)
Foreign exchange translation differences	(547)	—	—	—	—
Net investment hedging gains	105	—	—	3	—
Remeasurements of defined benefit plans	—	(261)	—	—	—
Net fair value gains/(losses)	—	—	2	(25)	(87)
Transfer to income statement	19	—	(66)	38	96
Movement attributable to non-controlling interests	5	—	—	—	—
31 December 2023	(249)	3 632	14	(2)	(39)
Foreign exchange translation differences	623	—	—	—	—
Net investment hedging losses	(31)	—	—	(1)	—
Remeasurements of defined benefit plans	—	326	—	—	—
Net fair value gains/(losses)	—	—	20	(1)	66
Transfer to income statement	(78)	—	(19)	19	(52)
Movement attributable to non-controlling interests	(2)	—	—	—	—
31 December 2024	263	3 958	15	15	(25)
Foreign exchange translation differences	(1 626)	—	—	—	—
Net investment hedging gains	89	—	—	—	—
Remeasurements of defined benefit plans	—	(17)	—	—	—
Net fair value gains/(losses)	—	—	79	(27)	26
Transfer to income statement	(2)	—	(63)	11	(19)
Other increase	—	2	—	—	—
Movement attributable to non-controlling interests	4	—	—	—	—
31 December 2025	(1 272)	3 943	31	(1)	(18)
(1)At 31 December 2025, translation differences include a EUR 244 million gain related to net investment hedging (EUR 154 million gain in 2024 and EUR 186 million gain in 2023).
Capital management
For capital management purposes Nokia defines capital as total equity and interest-bearing liabilities less cash and cash
equivalents, current interest-bearing financial investments and non-current interest-bearing financial investments.
The main objectives of Nokia’s capital management are to
maintain a solid overall financial position and to ensure
sufficient financial flexibility to execute Nokia’s long-term business strategy and to provide returns to shareholders. From a cash perspective, Nokia aims to maintain the balance of its cash and cash equivalents and interest-bearing financial
investments less interest-bearing liabilities at 10-15% of annual net sales over time. To support these objectives, Nokia aims to maintain investment grade credit ratings. At 31 December
2025, Nokia’s long-term credit ratings are BBB- (stable) by
Fitch, Ba1 (positive) by Moody’s, and BBB- (stable) by S&P
Global.
With regards to shareholder remuneration, Nokia targets
recurring, stable and over time growing ordinary dividend
payments, taking into account the previous year’s earnings as well as the Company’s financial position and business outlook.
Nokia may also use share repurchases as a tool to manage its capital structure through the reduction of capital and distribute excess cash to the shareholders.
Distribution of funds
Nokia distributes funds to its shareholders in two ways: a) as dividends from retained earnings and/or as assets from the
reserve for invested unrestricted equity, and b) by repurchasing shares using funds in the unrestricted equity. The amount of any distribution is limited to the Parent Company's distributable funds and subject to its solvency, and may not exceed the
amount proposed by the Board of Directors.
Dividend and/or assets from the reserve for unrestricted
invested equity
For the financial year 2025
Nokia’s Board of Directors proposes to the Annual General
Meeting 2026 that no dividend is distributed by a resolution of the AGM for the financial year ended on 31 December 2025.
Instead, the Board proposes to be authorized to decide, in its discretion, on the distribution of an aggregate maximum of EUR
0.14 per share as dividend from the retained earnings and/or as assets from the reserve for invested unrestricted equity. The authorization would be used to distribute dividend and/or
assets from the reserve for invested unrestricted equity in four installments during the period of validity of the authorization unless the Board decides otherwise for a justified reason.
Distributions of dividend and/or assets from the reserve for invested unrestricted equity are recognized as a reduction of equity and a liability when the Board has decided on the
distribution. On the date of issuing the financial statements for
2025, the total number of Nokia shares is 5 742 239 696, based on which the total amount of distribution would be EUR 804
million. The total number of shares includes the shares held by the Parent Company which are not entitled to a distribution.
For the financial year 2024
The AGM in 2025 resolved to authorize the Board of Directors to decide on the distribution of an aggregate maximum
of EUR 0.14 per share as dividend from the retained earnings and/or as assets from the reserve of invested unrestricted
equity for the financial year 2024. The authorization was used to distribute a dividend in four installments. During 2025, three installments of dividend were distributed amounting to EUR
0.11 per share and EUR 593 million in total. The fourth
installment of EUR 0.03 per share and EUR 168 million in total was paid in February 2026. The total amount of dividend paid for the financial year 2024 was EUR 761 million.
For the financial year 2023
For the financial year 2023, a total dividend of EUR 709 million, corresponding to EUR 0.13 per share, was paid.
Share buyback programs
November 2024 program
In November 2024, Nokia launched a share buyback program to
offset the dilutive effect of the acquisition of Infinera
completed on 28 February 2025. The repurchases commenced
on 25 November 2024 and ended on 2 April 2025. Nokia
repurchased in total 150 000 000 shares under the program of which 130 813 954 shares were purchased in 2025. The
aggregate purchase price of all shares acquired under the
program was EUR 703 million, and the average price per share was EUR 4.69.
The repurchases were funded using funds in the reserve for
invested unrestricted equity in accordance with the
authorization given to the Board of Directors by the AGM, and hence the repurchases reduced Nokia's total unrestricted
equity. The repurchased shares were canceled in April 2025.
January 2024 program
In January 2024, Nokia’s Board of Directors initiated a share buyback program targeting to return up to EUR 600 million of cash to shareholders in tranches over a period of two years.
The purchases under the first phase of the program
commenced on 20 March 2024. In July 2024, Nokia announced
it had decided to accelerate the repurchases in a way that the whole share buyback program would be completed by the end
of 2024. During the program, which ended on 21 November
2024, Nokia repurchased 157 646 220 shares. The aggregate
purchase price of all shares acquired was EUR 600 million, and the average price per share was EUR 3.81.
The repurchases were funded using funds in the reserve for
invested unrestricted equity, and hence the repurchases
reduced Nokia’s total unrestricted equity. The repurchased
shares were canceled in December 2024.
The 2022 program
In February 2022, Nokia’s Board of Directors initiated a share buyback program targeting to return up to EUR 600 million of cash to shareholders in tranches over a period of two years.
In the first phase of the program, which was launched on
11 February 2022 and which ended on 11 November 2022,
Nokia repurchased 63 963 583 shares. The aggregate purchase
price of all shares acquired in the first phase was EUR 300
million, and the average price per share was EUR 4.69. The
repurchased shares were canceled in December 2022.
In the second phase of the program, which was launched on
2 January 2023 and which ended on 10 November 2023, Nokia
repurchased 78 301 011 shares. The aggregate purchase price
of all shares acquired under the second phase of the program was EUR 300 million, and the average price per share was EUR
3.83. The repurchased shares were canceled in November 2023.
The repurchases were funded using funds in the reserve for
invested unrestricted equity, and hence the repurchases
reduced Nokia’s total unrestricted equity.
Authorizations given to the Board of Directors
The following authorizations related to the issue and
repurchase of shares were given to the Board of Directors at the AGM held on 29 April 2025.
Authorization to issue shares and special rights entitling to shares
The shareholders authorized the Board to issue a maximum of
530 million shares, corresponding to less than 10% of the total number of Nokia’s shares, through issuance of shares or special rights entitling to shares in one or more issues during the
effective period of the authorization. The Board is authorized to issue either new shares or shares held by Nokia. Shares and
special rights entitling to shares may be issued in deviation from the shareholders’ pre-emptive rights within the limits set by law. The authorization may be used to develop Nokia’s
capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle Nokia’s equity-based incentive plans or for other purposes resolved by the Board of Directors.
The authorization is effective until 28 October 2026, and it terminated the previous authorizations to issue shares and
special rights entitling to shares.
Authorization to repurchase shares
The shareholders authorized the Board to repurchase a
maximum of 530 million shares, corresponding to less than
10% of the total number of Nokia’s shares, using funds in the unrestricted equity, which means that the repurchases will
reduce Nokia’s distributable funds. The price paid for the shares under the authorization shall be based on the market price of
Nokia shares on the securities markets on the date of the
repurchase or a price otherwise formed in a competitive
process. Shares may be repurchased to be cancelled, held to be reissued, transferred further or for other purposes resolved by the Board of Directors. The Company may enter into derivative, share lending or other arrangements customary in capital
market practice. The shares may be repurchased otherwise than in proportion to the shares held by the shareholders. The Board shall resolve on all other matters related to the repurchase of
Nokia shares.
The authorization is effective until 28 October 2026, and it terminated the previous authorization to repurchase shares to the extent that the Board has not previously resolved to
repurchase shares based on such authorization.